Consolidated Statement of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Cash flows from operating activities:
Net income before tax expense		$ 2,256.8	$ 7,334,141		$ 4,915,227	[2],[3]	$ 5,573,845	[2],[3]
Reconciliation of net income before taxes and net cash provided by operating activities:
Depreciation of tangible assets		147.3	478,606		463,892	[3]	455,851	[3]
Amortization of intangible assets		147.3	478,568		437,822	[3]	323,677	[3]
Impairment losses and other accounts receivable		1,283.7	4,171,801		4,141,573	[3]	3,006,191	[3]
Net interest income		(3,345.4)	(10,871,795)		(10,514,134)	[3]	(9,154,565)	[3]
Accrued dividends		(22.0)	(71,487)		(50,439)	[3]	(28,027)	[3]
Gains on non-monetary transactions	[3]						(195,514)
Impairment of investments in associates and joint ventures		34.4	111,783		140,691	[3]	9,920	[3]
Effect of change in accounting polices	[3]						6,179
Gains on sales of non-current assets held for sale		(4.6)	(14,862)		(6,611)	[3]	(20,659)	[3]
Gains on sale of property plant and equipment for own-use		(106.9)	(347,510)
Valuations and interest from Concession agreements		(979.0)	(3,181,620)		(209,936)	[3]	(180,982)	[3]
Net losses (gains) on investment securities measured at FVOCI (2017: available for sale securities)		3.8	12,284		(51,712)	[3]	(210,373)	[3]
Writedown in concessions		0.3	1,136		2,875	[3]	5,992	[3]
Impairment loss on tangible assets		1.8	5,701		4,832	[3]	1,503	[3]
Foreign exchange (gains) losses		79.5	258,353		(98,977)	[3]	247,997	[3]
Share of undistributed profit of equity accounted investees, net of tax		(60.8)	(197,715)		(171,964)	[3]	(140,765)	[3]
Fair value adjustments to:
Derivative financial instruments		(131.5)	(427,208)		(164,920)	[3]	(228,083)	[3]
Non-current assets held for sale		7.7	25,136		37,818	[3]	34,572	[3]
Investment property		(12.1)	(39,415)		(46,675)	[3]	(53,680)	[3]
Biological assets		(6.3)	(20,606)		(13,503)	[3]	(14,644)	[3]
Changes in operating assets and liabilities:
Trading assets		218.3	709,398		2,316,539	[3]	3,100,462	[3]
Increase in other accounts receivable		(194.0)	(630,394)		(804,970)	[3]	(414,734)	[3]
Increase in derivative financial instruments		67.5	219,406		49,586	[3]	241,364	[3]
Other assets		4.2	13,710		177,648	[3]	207,856	[3]
Other liabilities and provisions		848.6	2,757,733		283,036	[3]	(375,163)	[3]
Employee benefits		13.1	42,617		46,514	[3]	45,139	[3]
Loans and receivables		(2,537.2)	(8,245,223)		(14,511,561)	[3]	(10,431,269)	[3]
Customer deposits		1,220.2	3,965,382		11,460,395	[3]	9,666,367	[3]
Interbank borrowings and overnight funds		527.0	1,712,600		(1,461,985)	[3]	(3,404,291)	[3]
Borrowings from development entities		(0.2)	(680)		(2,229)	[3]	(3,131)	[3]
Borrowings from banks and others		456.1	1,482,124		514,474	[3]	146,656	[3]
Interest received		5,416.6	17,602,454		18,124,814	[3]	12,797,281	[3]
Interest paid		(2,195.8)	(7,135,811)		(8,326,553)	[3]	(7,417,620)	[3]
Income tax paid		(451.4)	(1,467,045)		(1,474,250)	[3]	(791,337)	[3]
Wealth tax and equity tax payments	[3]				(99,001)		(320,981)
Net cash provided by operating activities		2,686.8	8,731,562		5,108,316	[3]	2,485,034	[3]
Cash flows from investing activities:
Acquisition of property plant and equipment		(168.9)	(548,984)		(473,752)	[3]	(814,556)	[3]
Acquisition of investment property		(16.7)	(54,405)		(75,817)	[3]	(56,610)	[3]
Additions of biological assets		(6.4)	(20,900)		(24,409)	[3]	(21,432)	[3]
Additions to investments in associates and joint ventures	[3]						(16)
Additions of concession arrangement rights		(143.2)	(465,273)		(610,909)	[3]	(614,514)	[3]
Additions of other intangible assets		(119.7)	(389,151)		(268,757)	[3]	(183,662)	[3]
Acquisition of FVOCI (2017 and 2016 – available-for sale-financial-assets)		(5,040.7)	(16,380,948)		(14,908,266)	[3]	(7,590,827)	[3]
Proceeds from sales of FVOCI (2017 and 2016 – available-for sale-financial-assets)		4,442.1	14,435,809		12,676,512	[3]	7,739,899	[3]
Proceeds from sales of property and equipment		17.3	56,346		69,793	[3]	241,598	[3]
Proceeds from sales of investment properties		24.9	80,854		28,431	[3]	61,786	[3]
Proceeds from sales of biological assets		9.9	32,239		19,775	[3]	20,670	[3]
Proceeds from sales of non-current assets held for sale		20.5	66,657		85,395	[3]	151,443	[3]
Purchases of amortized cost (2017 and 2016 — held-to-maturity) financial assets		(1,196.3)	(3,887,773)		(3,704,730)	[3]	(2,668,018)	[3]
Redemptions of amortized cost (2017 and 2016 held-to-maturity) financial assets		1,172.5	3,810,438		3,365,150	[3]	2,658,728	[3]
Dividends received from investments		63.6	206,549		171,423	[3]	125,347	[3]
Business combination, net of cash	[3]				40,093		(2,706)
Effect of loss of control of subsidiaries		3.5	11,238
Net cash (used in) provided by investing activities		(937.7)	(3,047,304)		(3,610,068)	[3]	(952,870)	[3]
Cash flows from financing activities:
Dividends paid to shareholders		(347.3)	(1,128,535)		(1,307,525)	[3]	(1,260,876)	[3]
Dividends paid to non-controlling interest		(229.5)	(745,932)		(768,769)	[3]	(743,909)	[3]
Issuance of debt securities		337.2	1,095,892		4,548,108	[3]	5,800,085	[3]
Payment of outstanding debt securities		(350.8)	(1,139,897)		(3,913,694)	[3]	(3,728,199)	[3]
Issuance of common shares		304.0	988,072
Acquisition of NCI without a change in control		(20.7)	(67,157)		(4,096)	[3]	(238)	[3]
Net cash used in financing activities		(307.0)	(997,557)		(1,445,976)	[3]	66,863	[3]
Effect of foreign currency changes on cash and cash equivalents		424.0	1,377,744		91,562	[3]	(1,691,000)	[3]
Increase (decrease) in cash and cash equivalents		1,866.1	6,064,445		143,834	[3]	(91,973)	[3]
Cash and cash equivalents at beginning of year		6,873.4	22,336,838	[2],[3]	22,193,004	[3]	22,284,977	[3]
Cash and cash equivalents at end of year		$ 8,739.5	$ 28,401,283		$ 22,336,838	[2],[3]	$ 22,193,004	[3]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.